                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In 2009, the Board of Trustees (the "Board") of Janus Aspen Series (the "Trust") approved a plan to liquidate the Global Life Sciences Portfolio and the Research Core Portfolio (collectively, the "Janus Aspen Portfolios"). The Board concluded, among other things, that each of the Janus Aspen Portfolios should be liquidated due to lack of economies of scale.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, COMMENCING AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE ("NYSE") ON APRIL 27, 2010, THE JANUS ASPEN PORTFOLIOS WILL NO LONGER ACCEPT ANY PURCHASE ORDERS OR TRANSFER REQUESTS IN ANTICIPATION OF A FINAL LIQUIDATION OF THE JANUS ASPEN PORTFOLIOS EFFECTIVE AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE JANUS ASPEN PORTFOLIOS WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Janus Aspen Portfolios to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Janus Aspen Portfolios during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

                                                                         ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                     INVESTMENT OBJECTIVE            AS APPLICABLE)
                 -----------------------------------------------------------------------------------------
AIM VARIABLE     AIM V.I. CAPITAL APPRECIATION  Growth of capital.    Invesco AIM Advisors, Inc.
INSURANCE FUNDS  FUND -- SERIES I SHARES                              (subadvised by Invesco Trimark
                                                                      Ltd.; Invesco Global Asset
                                                                      Management (N.A.), Inc.; Invesco
                                                                      Institutional (N.A.), Inc.; Invesco
                                                                      Senior Secured Management, Inc.;
                                                                      Invesco Hong Kong Limited;
                                                                      Invesco Asset Management Limited;
                                                                      Invesco Asset Management (Japan)
                                                                      Limited; Invesco Asset Management
                                                                      Deutschland, GmbH; and Invesco
                                                                      Australia Limited)
                 -----------------------------------------------------------------------------------------

19778 SUPPE 03/01/10


                         SUBACCOUNT                                INVESTMENT OBJECTIVE
                         -------------------------------------------------------------------------
                         AIM V.I. CORE EQUITY FUND --      Growth of capital.
                         SERIES I SHARES










                         -------------------------------------------------------------------------
                         AIM V.I. INTERNATIONAL GROWTH     Long-term growth of capital.
                         FUND -- SERIES II SHARES










                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                          CLASS B (FORMERLY,
                         ALLIANCEBERNSTEIN GLOBAL
                         TECHNOLOGY PORTFOLIO)
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         -------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I. FUND   Seeks capital appreciation and,
SERIES FUNDS, INC.       -- CLASS III SHARES               secondarily, income.

                         -------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                         FUND -- CLASS III SHARES



                         -------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Growth of capital.                     Invesco AIM Advisors, Inc.
      (subadvised by Invesco Trimark
      Ltd.; Invesco Global Asset
      Management (N.A.), Inc.; Invesco
      Institutional (N.A.), Inc.; Invesco
      Senior Secured Management, Inc.;
      Invesco Hong Kong Limited;
      Invesco Asset Management Limited;
      Invesco Asset Management (Japan)
      Limited; Invesco Asset Management
      Deutschland, GmbH; and Invesco
      Australia Limited)
---------------------------------------------------------------------------
Long-term growth of capital.           Invesco AIM Advisors, Inc.
                                       (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.




---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
---------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
      (subadvised by BlackRock
                                       Investment Management, LLC)
---------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
VARIABLE INSURANCE    VARIABLE SERIES -- CLASS A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                      OPPORTUNITIES FUND, VARIABLE       capital.
                      SERIES -- CLASS B
                      -----------------------------------------------------------------------------
EATON VANCE VARIABLE  VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                    income.
                      -----------------------------------------------------------------------------
                      VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                      FUND                               investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                      -----------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --         Seeks long-term capital growth.
ANNUITY TRUST         CLASS 2
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II                            investing in lower-rated corporate debt
                                                         obligations commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      -----------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index. (S&P 500(R)).
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                     Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
        Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
------------------------------------------------------------------------------
Seeks long-term capital growth.           Evergreen Investment Management
 Company, LLC
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
        (Subadvised by Federated Global
        Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                     Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index. (S&P 500(R)).
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                          SUBACCOUNT                                   INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
                          VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                          PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                             capital.
                          ------------------------------------------------------------------------------
                          VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                          CLASS 2

                          ------------------------------------------------------------------------------
                          VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                          SERVICE CLASS 2

                          ------------------------------------------------------------------------------
FRANKLIN TEMPLETON        MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE                  CLASS 2 SHARES                     income as a secondary goal. The fund
INSURANCE PRODUCTS TRUST                                     normally invests primarily in U.S. and
                                                             foreign equity securities that the
                                                             manager believes are undervalued. The
                                                             fund also invests, to a lesser extent, in
                                                             risk arbitrage securities and distressed
                                                             companies.
                          ------------------------------------------------------------------------------
                          TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                          FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                             equity securities of companies located
                                                             anywhere in the world, including those
                                                             in the U.S. and in emerging markets.
                          ------------------------------------------------------------------------------
GE INVESTMENTS            CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.               CLASS 1 SHARES                     future income.
                          ------------------------------------------------------------------------------
                          INTERNATIONAL EQUITY FUND --       Seeks long-term growth of capital.
                          CLASS 1 SHARES
                          ------------------------------------------------------------------------------
                          MONEY MARKET FUND/1/               Seeks a high level of current income
                                                             consistent with the preservation of
                                                             capital and the maintenance of
                                                             liquidity.
                          ------------------------------------------------------------------------------
                          REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                          CLASS 1 SHARES                     current income and capital
                                                             appreciation.
                          ------------------------------------------------------------------------------
                          SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                          SHARES





                          ------------------------------------------------------------------------------
                          TOTAL RETURN FUND/2/               Seeks the highest total return
                                                             composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.
                          ------------------------------------------------------------------------------
                          U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                          SHARES
                          ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-----------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH            The fund's investment objective is
INSURANCE TRUST/1/  FUND -- SERVICE SHARES             long-term capital growth.

                    ------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP          The fund's investment objective is
                    VALUE FUND -- SERVICE SHARES       long-term capital appreciation.


                    ------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                    FUND -- SERVICE SHARES             long-term growth of capital.

                    ------------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES       seek total return.

                    ------------------------------------------------------------------------------
                    GENWORTH LEGG MASON                The fund's investment objective is to
                    CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                    FUND -- SERVICE SHARES (FORMERLY,
                    GENWORTH LEGG MASON PARTNERS
                    AGGRESSIVE GROWTH FUND)
                    ------------------------------------------------------------------------------
                    GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                    FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                       the S&P 500 Index.

                    ------------------------------------------------------------------------------
                    GENWORTH PUTNAM INTERNATIONAL      The fund's investment objective is
                    CAPITAL OPPORTUNITIES FUND --      long-term capital appreciation.
                    SERVICE SHARES

                    ------------------------------------------------------------------------------
                    GENWORTH THORNBURG                 The fund's investment objective is
                    INTERNATIONAL VALUE FUND --        long-term capital appreciation by
                    SERVICE SHARES                     investing in equity and fixed income
                                                       securities of all types.
                    ------------------------------------------------------------------------------
                    GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                    ENHANCED CORE BOND INDEX FUND      outperform the total return
                    -- SERVICE SHARES (FORMERLY,       performance of the Barclay's Capital
                    GENWORTH WESTERN ASSET             Aggregate Bond Index (the "Bond
                    MANAGEMENT CORE PLUS FIXED         Index") while maintaining a risk level
                    INCOME FUND)                       commensurate with the Bond Index.
                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                    SHARES                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                    ------------------------------------------------------------------------------
                    MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return. The fund's objective
                                                       may be changed without shareholder
                                                       approval.
                    ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
         Putnam Investment Management,
                                           LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation by          Management, Inc. (subadvised by
investing in equity and fixed income       Thornburg Investment Management,
securities of all types.                   Inc.)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the total return                Management, Inc. (subadvised by
performance of the Barclay's Capital       Goldman Sachs Asset Management,
Aggregate Bond Index (the "Bond            L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
----------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Genworth Variable Insurance Trust" for important information about this Fund.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return. The fund's objective
                                                          may be changed without shareholder
                                                          approval.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
ACCOUNT FUNDS          -- SERVICE SHARES                  which includes current income and
                                                          capital appreciation in the values of its
                                                          shares.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                       SHARES                             established companies.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                       FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks total return.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                       CAP FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return. The fund's objective    Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the values of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks total return.                        OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associate
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
         (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------


                           SUBACCOUNT                              INVESTMENT OBJECTIVE
                           -----------------------------------------------------------------------
                           NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.
                           CLASS II SHARES

                           -----------------------------------------------------------------------
THE UNIVERSAL              EQUITY AND INCOME PORTFOLIO --  Seeks both capital appreciation and
INSTITUTIONAL FUNDS, INC.  CLASS II SHARES                 current income.
                           -----------------------------------------------------------------------
VAN KAMPEN LIFE            COMSTOCK PORTFOLIO -- CLASS II  Seeks capital growth and income
INVESTMENT TRUST           SHARES                          through investments in equity
                                                           securities, including common stocks,
                                                           preferred stocks and securities
                                                           convertible into common and preferred
                                                           stocks.
                           -----------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
Seeks long-term growth of capital.     Prudential Investments LLC
        (subadvised by Jennison Associates
                                       LLC)
--------------------------------------------------------------------------
Seeks both capital appreciation and    Morgan Stanley Investment
current income.                        Management Inc.
--------------------------------------------------------------------------
Seeks capital growth and income        Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                  INVESTMENT OBJECTIVE                    AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current       The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    ------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term growth of capital.       Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND (FORMERLY, GOLDMAN SACHS                                               L.P.
TRUST               GROWTH AND INCOME FUND)
                    ------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.       Janus Capital Management LLC
                    SHARES (FORMERLY, MID CAP
                    GROWTH PORTFOLIO)
                    ------------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.       Janus Capital Management LLC
                    (FORMERLY, LARGE CAP GROWTH
                    PORTFOLIO)
                    ------------------------------------------------------------------------------------------------------------
                    WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital in a   Janus Capital Management LLC
                    SHARES (FORMERLY, WORLDWIDE        manner consistent with preservation of
                    GROWTH PORTFOLIO)                  capital.
                    ------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital  Company LLC
                    CLASS SHARES                       and prudent investment management.
                    ------------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                         ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                              INVESTMENT OBJECTIVE               AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE    Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES (FORMERLY, INTERNATIONAL
                    GROWTH PORTFOLIO)
                    --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                      ----------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      ----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES                seek capital appreciation. The fund's
                                                          objective may be changed without
                                                          shareholder approval.
                      ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation. The fund's   Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks total return (a combination of
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO    income and long-term capital
                       -- CLASS II (FORMERLY, LEGG MASON  appreciation). This objective may be
                       PARTNERS VARIABLE CAPITAL AND      changed without shareholder approval.
                       INCOME PORTFOLIO -- CLASS II)

                       --------------------------------------------------------------------------
VAN KAMPEN LIFE        CAPITAL GROWTH PORTFOLIO --        Seeks capital appreciation.
INVESTMENT TRUST       CLASS II SHARES
                       --------------------------------------------------------------------------

                                        ADVISER (AND SUB-ADVISER(S), AS
        INVESTMENT OBJECTIVE                     APPLICABLE)
-------------------------------------------------------------------------
Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
income and long-term capital           LLC (subadvised by ClearBridge
appreciation). This objective may be   Advisors, LLC, Western Asset
changed without shareholder approval.  Management Company Limited and
                                       Western Asset Management
                                       Company)
-------------------------------------------------------------------------
Seeks capital appreciation.            Van Kampen Asset Management

-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                         ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. BASIC VALUE FUND        Long-term growth of capital.     Invesco Aim Advisors, Inc.
INSURANCE FUNDS     -- SERIES II SHARES                                               (formerly, A I M Advisors, Inc.)
                                                                                      (subadvised by AIM Funds
                                                                                      Management Inc.; Invesco Global
                                                                                      Asset Management (N.A.), Inc.;
                                                                                      Invesco Institutional (N.A.), Inc.;
                                                                                      Invesco Senior Secured
                                                                                      Management, Inc.; Invesco Hong
                                                                                      Kong Limited; Invesco Asset
                                                                                      Management Limited; Invesco Asset
                                                                                      Management (Japan) Limited;
                                                                                      Invesco Asset Management
                                                                                      Deutschland, GmbH; and Invesco
                                                                                      Australia Limited)
                    ------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.  FUND -- CLASS III SHARES                                          (subadvised by BlackRock
                                                                                      Investment Management, LLC)
                    ------------------------------------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                       SHARES                           future income.
                       --------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                       FUND -- CLASS 1 SHARES           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON   shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL VALUE PORTFOLIO --   income as a secondary consideration.
                       CLASS I (FORMERLY, LEGG MASON    This objective may be changed without
                       PARTNERS VARIABLE FUNDAMENTAL    shareholder approval.
                       VALUE PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER MIDCAP FUND/         Seeks capital appreciation by investing
ACCOUNT FUNDS          VA -- SERVICE SHARES             in "growth type" companies.
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).

                       --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.

---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.
---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).

---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND --CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities. The fund seeks income by
                                                      investing in corporate, foreign and
                                                      U.S. Treasury bonds as well as stocks
                                                      with dividend yields the manager
                                                      believes are attractive.
                    ----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with       Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund   (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.